Cover	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity File Number	001-39082
Entity Registrant Name	RELMADA THERAPEUTICS, INC.
Entity Central Index Key	0001553643
Entity Tax Identification Number	45-5401931
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2222 Ponce de Leon Blvd.
Entity Address, Address Line Two	Floor 3
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	786
Local Phone Number	629-1376
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	RLMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false